DEBT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Apr. 30, 2020	Jun. 09, 2021	Dec. 31, 2020	Dec. 01, 2020	Nov. 22, 2019
Debt Instrument [Line Items]
Price per unit				$ 0.64
Common share purchase warrants per unit		1		1
Number of warrants issued				16,357,703
Warrants term		48 months		5 years
Warrant exercise price		$ 7.55		$ 0.78	$ 1.90
April CD Unit
Debt Instrument [Line Items]
Maximum gross proceeds	$ 500
Option to increase the offering	500
Proceeds used for working capital	830
Retirement of part of obligation	$ 800
Price per unit	$ 1
Common share purchase warrants per unit	1,000
Number of warrants issued	34,476
Warrants term	3 years
Warrant exercise price	$ 1.00
Conversion price per unit	$ 0.67
Units term	4 years
Coupon rate of units	9.00%
Fair value of warrants	$ 23
Finder
Debt Instrument [Line Items]
Number of warrants issued			90,777
Finder | April CD Unit
Debt Instrument [Line Items]
Proceeds used for working capital	830
Fair value of the debt	364
Conversion feature	279
Fair value of warrants	$ 187